Carrying Value of Contingently Redeemable Ordinary Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Common Stock Equity [Line Items]
Issuance of Contingently Redeemable Ordinary Shares	$ 12,142	75,648
Issuance costs	(290)	(1,813)
Changes in redemption value	485	3,023
Balance as of December 31, 2012	$ 12,337	76,858